SEGMENT INFORMATION - Summary of Reconciliation of Net Income/(Loss) to Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Net income/(loss)	$ 80,793	$ (2,850)	$ 939,057
Income tax (benefit)/expense	(18)	1,870	(438)
Income/(loss) before income taxes	80,775	(980)	938,619
Depreciation and amortization	53,526	50,294	51,712
Impairment of long-lived assets	22,933	5,021	76,155
Unrealized loss/(gain) on oil and gas derivative instruments, net (note 8)	101,862	284,658	(288,977)
Realized and unrealized mark-to-market losses/(gains) on our investment in listed equity securities (note 9)	0	62,308	(400,966)
Other non-operating loss/(income), net (note 9)	7,000	(9,823)	(11,916)
Interest income	(37,350)	(46,061)	(12,225)
Interest expense, net	0	0	19,286
(Gains)/losses on derivative instruments, net (note 10)	(65)	7,227	(71,497)
Other financial items, net (note 10)	4,317	900	5,380
Net loss/(income) from equity method investments (note 17)	7,502	2,520	(19,041)
Net (income)/loss from discontinued operations (note 14)	0	(293)	76,450
Adjusted EBITDA	$ 240,500	$ 355,771	$ 362,980